Reportable Segments - Reconciliation of Net Income to Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Net income from continuing operations	$ 45,968	$ (22,658)	$ 34,317	$ (3,347)	$ 9,932	$ 14,264	$ 7,330	$ (406)	$ 54,280	$ 31,120	$ 5,253
(Benefit) provision for income taxes									(52,065)	12,299	7,977
Interest expense, net									50,409	66,872	72,344
Depreciation and amortization									76,926	74,781	72,188
Segment EBITDA									129,550	185,072	157,762
Debt extinguishment costs									(25,028)	(3,400)	(7,751)
Net loss on asset disposals									4,722	4,559	10,350
Foreign exchange losses (gains)									5,264	(1,228)	(13,910)
Transaction and other related costs									1,033	170	491
Equity-based compensation									17,194	13,281	16,899
Gain on contract termination									0	0	20,612
Corporate, non-segment
Segment Reporting Information
Unallocated corporate expenses									39,087	43,263	39,436
Segment reconciling items
Segment Reporting Information
Joint venture depreciation, amortization and interest									14,724	14,705	12,592
Amortization of investment in affiliate step-up									6,634	7,534	6,634
Debt extinguishment costs									25,028	3,400	7,751
Net loss on asset disposals									4,722	4,559	10,350
Foreign exchange losses (gains)									(5,264)	1,228	13,910
LIFO benefit									(5,262)	6,458	799
Transaction and other related costs									1,118	186	491
Equity-based compensation									17,194	13,281	16,899
Restructuring, integration and business optimization expenses									1,994	2,571	6,822
Defined benefit pension plan (benefit) cost									(598)	553	(223)
Gain on contract termination									0	0	(20,612)
Other									2,775	638	4,955
Operating segments
Segment Reporting Information
Adjusted EBITDA									192,615	240,185	218,130
Segment Adjusted EBITDA									$ 231,702	$ 283,448	$ 257,566